UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-22137
Oppenheimer Master Loan Fund LLC
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices)   (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: September 30
Date of reporting period: 03/31/2009

Item 1. Reports to Stockholders.

March 31, 2009

Oppenheimer

Master Loan Fund, LLC

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Managers

Listing of Top Holdings

SEMIANNUAL REPORT

Listing of Investments

Financial Statements

OppenheimerFunds®
The Right Way to Invest

March 31, 2009 Oppenheimer Management Master Loan Commentaries and Fund, LLC Semiannual Report M A N A G E M E N T C O M M E N TA R I E S An Interview with Your Fund’s Managers Listing of Top Holdings S E M I A N N U A L R E P O RT Listing of Investments Financial Statements 1234

TOP HOLDINGS AND ALLOCATIONS

Top Ten Corporate Loan Industries

Media	18.5%
Health Care Providers & Services	10.3
Commercial Services & Supplies	8.3
Electric Utilities	6.6
Oil, Gas & Consumable Fuels	5.9
Aerospace & Defense	5.7
Chemicals	3.3
Diversified Telecommunication Services	2.8
Software	2.5
Health Care Equipment & Supplies	2.4
Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2009, and are based on net assets.

Credit Allocation

BBB	1.4%
BB	42.7
B	33.0
CCC	5.1
CC	0.7
C	0.4
D	0.9
Not Rated	8.9
Other Securities	6.9
Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2009, are subject to change and based on the total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor’s rating category. Average credit quality and allocation include rated securities and those not rated by a national rating organization but which the ratings given above have been assigned by the Manager for internal purposes as being comparable, in the Manager’s judgment, to securities rated by a rating agency in the same category.
9 | OPPENHEIMER MASTER LOAN FUND, LLC

NOTES
Shares of Oppenheimer Master Loan Fund, LLC are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the “Securities Act”). Investments in the Fund may only be made by certain “accredited investors” within the meaning of Regulation D under the Securities Act, including other investment companies. This report does not constitute an offer to sell, or the solicitation of an offer to buy, any interests in the Fund.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
The Fund commenced operations on 10/31/07.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
10 | OPPENHEIMER MASTER LOAN FUND, LLC

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
11 | OPPENHEIMER MASTER LOAN FUND, LLC

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	October 1, 2008	March 31, 2009	March 31, 2009

Actual
	$1,000.00	$815.00	$1.77

Hypothetical (5% return before expenses)
	1,000.00	1,022.99	1.97
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio, excluding indirect expenses from affiliated fund, based on the 6-month period ended March 31, 2009 is as follows:

Expense Ratio
0.39%
The expense ratio reflects voluntary waivers or reimbursements of expenses by the Fund’s Manager that can be terminated at any time, without advance notice. The “Financial Highlights” table in the Fund’s financial statements, included in this report, also shows the gross expense ratio, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
12 | OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

	Principal
	Amount	Value

Corporate Loans—93.9%
Consumer Discretionary—25.1%
Auto Components—1.8%
Allison Transmission, Inc., Sr. Sec. Credit Facilities Term Loan, 3.29%-3.32%, 8/7/14[1]	$1,896,000	$1,266,107
Dana Corp., Sr. Sec. Credit Facilities Term Loan, 7.25%, 1/31/15[1]	4,850,554	1,172,217
Federal Mogul Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 2.438%-2.498%, 12/29/14[1]	3,283,409	1,619,424
Tranche C, 2.498%, 12/28/15[1]	1,675,208	826,237
Mark IV Industries, Inc./Dayco Products LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.80%-8.48%, 6/21/11[1]	2,265,704	448,608
Tenneco Automotive, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B-1, 5.998%, 3/16/14[1]	4,280,644	2,086,814

		7,419,407

Automobiles—1.1%
Chrysler LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B1, 5.26%, 8/3/13[1]	13,560,448	2,203,573
Ford Motor Co., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.56%, 12/16/13[1]	4,987,245	2,402,885

		4,606,458

Hotels, Restaurants & Leisure—2.2%
Golden Nugget, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche 2L, 3.77%, 12/31/14[1,2]	2,528,348	417,177
Harrah’s Operating Co., Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B3, 3.518%-4.159%, 1/28/15[1]	1,980,000	1,190,121
Las Vegas Sands Corp., Sr. Sec. Credit Facilities Term Loan, Delayed Draw, Tranche B, 2.27%, 5/23/14[1]	676,364	362,277
Las Vegas Sands Corp., Sr. Sec. Credit Facilities Term Loan, Delayed Draw, 2.27%, 5/8/14[1]	293,858	157,398
Quiznos Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.50%, 5/5/13[1]	3,939,241	2,143,605
Quiznos Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.982%, 11/5/13[1]	1,000,000	340,000
Venetian Macao Ltd., Sr. Sec. Credit Facilities Term Loan:
Tranche B Add-On, 2.77%, 5/25/13[1]	444,408	292,087
Tranche B, 2.77%, 5/25/13[1]	1,911,086	1,256,061
Venetian Macao Ltd., Sr. Sec. Credit Facilities Term Loan, Delayed Draw, 2.77%, 5/25/11[1]	2,728,200	1,793,109
Wimar OpCo LLC/Tropicana Entertainment Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 1/3/12[3]	5,000,000	1,219,445

		9,171,280

Household Durables—0.3%
Springs Window Fashions Division, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 4%, 12/30/12[1,2]	2,328,020	1,334,246
F1 | OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Media—18.5%
AMC Entertainment, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 2.021%, 1/26/13[1]	$6,918,418	$6,199,394
Advanstar Communications, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.47%, 5/15/14[1]	4,939,736	1,938,846
Alpha Media Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.425%, 8/14/14[1,2]	1,414,573	919,472
Cequel Communications LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 4.996%, 5/5/14[1]	1,000,000	661,667
Cequel Communications LLC, Sr. Sec. Credit Facilities Term Loan, 2.518%-2.557%, 11/5/13[1]	3,927,167	3,405,726
Charter Communications Operation LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.18%-3.36%, 3/5/14[1]	4,937,500	4,052,863
Charter Communications Operation LLC, Sr. Sec. Credit Facilities 3rd Lien Term Loan, 3.959%, 9/1/14[1,2]	2,500,000	1,593,750
Charter Communications, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche T2 Add-On, 7.151%, 3/6/14[1]	5,947,444	5,531,123
Cinemark Holdings, Inc., Sr. Sec. Credit Facilities Term Loan, 2.28%-2.99%, 10/5/13[1]	3,473,283	3,157,585
Cinram International, Inc., Sr. Sec. Credit Facilities Term Loan, 2%-3.225%, 5/6/11[1]	7,450,483	3,930,129
Citadel Broadcasting Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 2.25%-2.97%, 6/12/14[1]	7,500,000	2,752,500
Discovery Communications, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.22%, 4/30/14[1]	3,880,616	3,602,539
Emmis Communications Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 2.523%-3.232%, 11/2/13[1]	4,790,384	2,017,950
FoxCo Acquisition Sub LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B, 7.25%, 7/14/15[1]	4,378,000	2,254,670
Gray Television, Inc., Sr. Sec. Credit Facilities Term Loan, 2.01%-2.93%, 12/31/14[1]	3,530,263	1,523,898
Hit Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.49%, 8/5/12[1,2]	2,049,025	998,900
Mediacom Communications Corp./MCC Iowa LLC, Sr. Sec. Credit Facilities Term Loan, Tranche E, 6.50%, 1/3/16[1]	3,166,025	2,939,654
Mediacom LLC, Sr. Sec. Credit Facilities Term Loan, Tranche C, 1.97%, 1/31/15[1]	4,924,433	4,128,315
Merrill Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.756%, 11/15/13[1]	7,500,000	3,000,000
Metro-Goldwyn-Mayer Studios, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B Add-On, 3.768%, 4/8/12[1]	717,901	324,252
Tranche B, 3.768%, 4/8/12[1]	4,206,069	1,899,742
Newport Television LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B, 8%, 9/14/16[1]	4,587,197	1,823,411
Newport Television LLC/High Plains Broadcasting Operating Co. LLC, Sr. Sec. Credit Facilities Term Loan, 7.151%, 9/14/16[1]	1,213,592	482,403
F2 | OPPENHEIMER MASTER LOAN FUND, LLC

	Principal
	Amount	Value

Media Continued
Paxson Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.344%, 1/15/12[1,2]	$3,809,792	$777,834
Penton Media, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.768%-3.424%, 2/1/13[1]	5,904,623	2,295,422
Regal Cinemas, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 4.97%, 10/27/13[1]	6,045,494	5,607,196
San Juan Cable & Construction, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 2.51%, 10/31/12[1,2]	2,979,488	2,140,265
Star Tribune Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3/5/14[2,3]	3,478,637	560,061
Tribune Increment Co., Sr. Sec. Credit Facilities Term Loan, Tranche B, 6/4/14[3]	4,962,375	1,118,087
Univision Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.768%, 9/29/14[1]	1,620,000	849,487
Young Broadcasting, Inc., Sr. Sec. Credit Facilities Term Loan, 11/3/12[3]	6,931,088	2,448,982
Zuffa LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B, 2.563%, 6/18/15[1]	4,441,024	3,317,445

		78,253,568

Multiline Retail—0.4%
General Growth Properties, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche A, 1.79%, 2/24/10[1]	6,500,000	1,608,751

		1,608,751

Specialty Retail—0.2%
Burlington Coat Factory Warehouse Corp., Sr. Sec. Credit Facilities Term Loan, 2.77%, 5/28/13[1]	2,000,000	860,000
Textiles, Apparel & Luxury Goods—0.6%
Hanesbrands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.159%-6.164%, 9/5/13[1]	2,888,732	2,768,541
Consumer Staples—2.1%
Food Products—1.8%
Dole Food Co., Inc., Sr. Sec. Credit Facilities Prefunded Letter of Credit Term Loan, 2.79%, 4/12/13[1]	482,113	440,197
Dole Food Co., Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 5.625%-7.25%, 4/12/13[1]	851,368	777,346
Tranche C, 6.25%-8%, 4/12/13[1]	3,171,950	2,896,169
Pinnacle Foods Finance LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.247%, 4/2/14[1]	3,967,235	3,264,293

		7,378,005

Personal Products—0.3%
Levlad Natural Products Group LLC, Sr. Sec. Credit Facilities Term Loan, 4.438%, 3/8/14[1]	5,363,874	1,439,304
F3 | OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Energy—7.9%
Energy Equipment & Services—2.0%
Antero Resources Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 5.94%, 4/10/14[1]	$5,220,000	$2,140,200
Beryl Oil & Gas LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.164%, 7/14/11[1]	1,658,100	1,086,056
Global Geophysical Services, Inc., Sr. Sec. Credit Facilities Term Loan, 5.97%, 12/10/14[1]	5,925,000	5,184,375

		8,410,631

Oil, Gas & Consumable Fuels—5.9%
ATP Oil & Gas Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche B1, 8.50%, 1/1/14[1]	3,947,443	2,091,324
Tranche B2, 8.50%, 7/1/10[1]	1,119,419	593,060
Alon Krotz Springs, Inc., Sr. Sec. Credit Facilities Term Loan, 9.75%-10.75%, 6/30/14[1,2]	6,000,000	4,200,000
Coleto Creek Power LP, Sr. Sec. Credit Facilities Letter of Credit Term Loan, 3.97%, 6/28/13[1,2]	629,564	445,417
Coleto Creek Power LP, Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.268%-3.97%, 6/28/13[1]	7,111,586	5,031,448
MEG Energy Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.22%, 4/3/13[1,2]	1,967,037	1,298,245
Pine Praire, Sr. Sec. Credit Facilities Term Loan, 3.02%, 12/31/13[1]	1,269,545	983,898
Western Refining Inc., Sr. Sec. Credit Facilities Term Loan, 8.137%, 2/8/14[1]	15,538,937	10,322,298

		24,965,690

Financials—0.9%
Capital Markets—0.6%
Nuveen Investments, Inc., Sr. Sec. Credit Facilities Term Loan, 3.518%-4.232%, 11/1/14[1]	4,352,260	2,459,027
Insurance—0.3%
Swett & Crawford Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.768%, 4/3/14[1]	2,010,055	1,092,129
Health Care—14.2%
Health Care Equipment & Supplies—2.4%
CCS Medical Equipment & Uniforms, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.47%, 9/30/12[1]	4,819,614	2,759,229
Carestream Health, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.518%-3.174%, 4/30/13[1]	3,540,658	2,831,262
dj Orthopedics, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.518%-4.22%, 10/31/14[1]	5,431,251	4,638,288

		10,228,779
F4 | OPPENHEIMER MASTER LOAN FUND, LLC

	Principal
	Amount	Value

Health Care Providers & Services—10.3%
Aveta Holdings, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche MMM, 6.02%, 8/22/11[1]	$1,981,795	$1,607,731
Tranche NAMM, 6.02%, 7/27/11[1]	530,504	430,371
Tranche NAMM, 6.02%, 8/22/11[1]	294,405	238,836
Tranche PHMC, 6.02%, 8/22/11[1]	1,624,127	1,317,573
Capella Healthcare, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.671%, 2/14/15[1,2]	3,176,000	2,636,080
Community Health Systems, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 2.768%-3.506%, 7/2/14[1]	7,433,544	6,443,024
Community Health Systems, Inc., Sr. Sec. Credit Facilities Term Loan, Delayed Draw, 2.768%, 7/2/14[1]	379,226	328,694
DaVita, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 2.02%-2.94%, 10/5/12[1]	2,000,001	1,859,998
HCA, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.47%, 11/18/13[1]	4,808,803	4,103,111
HEALTHSOUTH Corp., Sr. Sec. Credit Facilities Term Loan, 3.02%-3.05%, 3/10/13[1]	4,376,491	3,871,142
Health Management Associates, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 2.97%, 2/28/14[1]	3,173,411	2,583,553
Manor Care, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.018%-3.045%, 10/18/14[1]	4,893,844	3,645,914
MultiPlan, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 3.063%, 4/15/13[1]	4,157,837	3,447,542
Tranche C, 3.063%, 4/12/13[1]	2,225,616	1,845,407
Quintiles Transnational Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.22%, 3/31/13[1]	4,913,758	4,410,097
Quintiles Transnational Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 4.518%, 3/31/14[1]	2,000,000	1,580,000
Triumph HealthCare LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.518%-4.174%, 7/28/13[1,2]	1,959,849	1,567,879
Warner Chilcott plc, Sr. Sec. Credit Facilities Term Loan:
Tranche B, 2.518%-3.22%, 1/4/12[1]	1,318,698	1,224,190
Tranche C, 2.518%, 1/4/12[1]	462,491	429,345

		43,570,487

Pharmaceuticals—1.5%
Royalty Pharma, Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.47%, 4/16/13[1]	4,929,597	4,582,470
Stiefel Laboratories, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.41%, 12/28/13[1,2]	1,071,456	961,631
Stiefel Laboratories, Inc., Sr. Sec. Credit Facilities Term Loan, Delayed Draw, 3.41%, 12/28/13[1,2]	819,527	735,525

		6,279,626

Industrials—20.3%
Aerospace & Defense—5.7%
AM General LLC, Sr. Sec. Credit Facilities Letter of Credit Term Loan, 3.523%, 9/29/12[1]	171,514	150,933
F5 | OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Aerospace & Defense Continued
AM General LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.522%-4.425%, 9/30/13[1]	$3,891,844	$3,424,823
American Airlines, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B2, 3.32%, 12/17/10[1]	2,992,288	2,432,897
BE Aerospace, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 5.425%, 7/25/14[1]	1,378,306	1,323,174
DeCrane Aircraft Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.268%, 2/21/13[1]	4,795,590	2,901,332
Delta Air Lines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.496%-7.36%, 4/30/12[1]	7,475,000	5,638,288
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.875%, 12/30/12[1,2]	4,554,705	2,269,760
United Air Lines, Inc., Sr. Sec. Credit Facilities Term Loan, 2.563%, 2/3/14[1]	12,411,626	6,057,569

		24,198,776

Air Freight & Logistics—0.7%
Evergreen International Aviation, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 9%, 10/31/11[1]	5,347,242	2,874,143
Building Products—0.7%
Champion Opco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.241%, 5/11/13[1,2]	2,837,500	1,135,000
Custom Building Products, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.89%-8%, 10/20/11[1]	761,031	525,111
Flag Luxury Properties LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 2/6/11[3,4]	1,989,848	646,701
PGT Industries, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.164%, 2/14/12[1]	1,384,615	726,923

		3,033,735

Commercial Services & Supplies—8.3%
Allied Security Holdings LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B, 6.658%, 1/29/15[1]	4,479,205	3,975,294
Asurion Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.533%-4.236%, 7/2/14[1]	4,500,000	3,851,249
Booz Allen Hamilton, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 7.50%, 7/2/15[1]	1,990,000	1,909,690
Bright Horizons LP, Sr. Sec. Credit Facilities Term Loan, Tranche B, 6.164%-7.50%, 5/21/15[1]	3,146,616	2,391,428
First Data Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B-2, 3.268%-3.272%, 9/24/14[1]	1,945,095	1,316,466
Hertz Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 1.75%, 12/21/12[1]	1,687,555	1,285,917
Hertz Corp., Sr. Sec. Credit Facilities Term Loan, 1.75%, 12/21/12[1]	308,215	234,860
Metavante Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 2.92%, 11/1/14[1]	2,970,000	2,664,090
NES Rentals Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8%, 6/22/13[1,2]	1,500,000	750,000
F6 | OPPENHEIMER MASTER LOAN FUND, LLC

	Principal
	Amount	Value

Commercial Services & Supplies Continued
New Holdings I LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.018%-3.854%, 5/18/14[1]	$4,808,574	$3,101,531
Norwood Promotional Products, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche A, 8.274%, 8/16/09[1]	3,970,208	3,066,985
Rental Service Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 4.02%-4.93%, 11/15/12[1]	1,000,000	564,167
Ticketmaster Entertainment, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 4.23%, 7/22/14[1,2]	1,000,000	885,000
U.S. Investigations Services, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.977%, 2/21/15[1]	4,488,579	3,637,620
West Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B3, 2.883%-2.897%, 10/24/13[1]	3,929,523	2,949,946
Workflow Management, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.794%, 10/17/10[1,2]	4,509,372	2,423,787

		35,008,030

Industrial Conglomerates—1.4%
Amsted Industries, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.10%-3.28%, 4/6/13[1]	1,969,309	1,782,225
Hillman Group, Inc. (The), Sr. Sec. Credit Facilities Term Loan, Tranche B, 4.125%-5.178%, 3/31/11[1,2]	834,185	696,545
Precision Partners, Inc., Sr. Sec. Credit Facilities Term Loan, 8.63%, 10/1/13[1]	6,078,472	3,403,945

		5,882,715

Machinery—1.9%
BOC Edwards, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.518%, 5/31/14[1,2]	4,911,281	2,977,464
Manitowoc Co., Inc. (The), Sr. Sec. Credit Facilities Term Loan, Tranche B, 6.50%, 8/21/14[1]	3,990,000	2,867,813
Veyance Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.04%, 7/2/14[1]	4,317,493	1,689,219
Veyance Technologies, Inc., Sr. Sec. Credit Facilities Term Loan, Delayed Draw, 3.04%, 7/2/14[1,2]	618,350	241,929

		7,776,425

Road & Rail—1.6%
RailAmerica, Inc. (Canadian), Sr. Sec. Credit Facilities Term Loan, 5.44%, 8/14/09[1]	249,280	223,106
RailAmerica, Inc., Sr. Sec. Credit Facilities Term Loan, 5.44%, 8/14/09[1]	3,850,720	3,446,394
U.S. Xpress Enterprises, Inc., Sr. Sec. Credit Facilities Term Loan, 4.508%-6.164%, 10/12/14[1]	4,912,550	3,217,720

		6,887,220
F7 | OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Information Technology—4.8%
Internet Software & Services—0.4%
Dealer Computer Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.518%, 10/26/12[1]	$2,490,658	$1,513,074
IT Services—0.8%
Apptis, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.77%-5.425%, 12/20/12[1]	1,352,795	1,001,069
Caritor, Inc., Sr. Sec. Credit Facilities Term Loan, 2.77%, 5/17/13[1]	4,434,806	1,651,965
SunGard Data Systems, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 2.283%-2.991%, 2/11/13[1]	1,000,000	852,500

		3,505,534

Semiconductors & Semiconductor Equipment—1.1%
Flextronics International Ltd., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.685%, 10/1/12[1]	1,974,937	1,507,124
Flextronics International Ltd., Sr. Sec. Credit Facilities Term Loan, Delayed Draw, Tranche A1, 3.344%, 10/1/14[1]	989,782	646,893
Flextronics International Ltd., Sr. Sec. Credit Facilities Term Loan, 3.344%-3.685%, 10/1/14[1]	3,443,792	2,628,043

		4,782,060

Software—2.5%
Kronos, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.47%, 5/9/14[1]	5,777,190	4,159,577
Nuance Communications, Inc., Sr. Sec. Credit Facilities Incremental Term Loan, Tranche B2, 2.52%, 3/31/13[1]	493,719	432,415
Nuance Communications, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 2.52%, 3/31/13[1]	2,034,244	1,781,658
Tranche B1, 2.52%, 3/31/13[1]	1,353,809	1,185,711
Verint Systems, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.81%, 5/9/14[1]	5,000,000	3,062,500

		10,621,861

Materials—7.7%
Chemicals—3.3%
Hexion Specialty Chemicals, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche C-1, 3.688%, 5/5/13[1]	3,580,738	1,257,093
Tranche C-2, 3.50%, 5/5/13[1]	862,588	302,830
Tranche C-4, 3.438%, 5/5/13[1]	1,969,697	590,909
Huntsman International LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B, 2.229%, 8/16/12[1]	4,949,494	3,301,036
ISP Chemco, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B Add-On, 2.063%-2.75%, 6/4/14[1]	1,969,925	1,680,592
Ineos Group Ltd., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 7.501%, 12/16/13[1]	951,037	354,261
Tranche C, 8.001%, 12/14/14[1]	951,037	354,261
F8 | OPPENHEIMER MASTER LOAN FUND, LLC

	Principal
	Amount	Value

Chemicals Continued
Solutia, Inc., Sr. Sec. Credit Facilities Term Loan, 8.50%, 1/23/15[1]	$4,956,203	$3,267,377
Univar USA OPCO, Sr. Sec. Credit Facilities Term Loan, Tranche B, 4.22%, 10/10/14[1]	4,838,750	2,603,248

		13,711,607

Containers & Packaging—1.3%
Consolidated Container Co., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.018%, 9/28/14[1,2]	2,000,000	571,666
Consolidated Container Co., Sr. Sec. Credit Facilities Property, Plant & Equipment Term Loan, 2.768%, 3/23/14[1,2]	992,405	633,485
Graham Packaging Co. LP, Sr. Sec. Credit Facilities Term Loan, Tranche B, 2.75%-6.313%, 10/18/11[1]	4,863,483	4,171,960

		5,377,111

Metals & Mining—1.8%
Aleris International, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 4.192%, 6/30/10[1]	1,641,994	216,196
Aleris International, Inc., Sr. Sec. Credit Facilities Term Loan, 12/19/13[3]	837,221	64,885
Aleris International, Inc., Sr. Sec. Credit Facilities Term Loan, Debtor in Possession, 0%-13%, 6/30/10[1]	1,536,186	1,236,629
Aleris International, Inc., Sr. Sec. Credit Facilities Term Loan, German C-1, 4.192%, 12/19/13[1]	1,170,158	248,658
Murray Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.938%, 1/28/10[1]	6,449,389	5,997,932

		7,764,300

Paper & Forest Products—1.3%
Abitibi-Consolidated Co. of Canada/Abitibi-Consolidated, Inc., Sr. Sec.
Credit Facilities Term Loan, Tranche B, 3/31/09[3]	1,836,235	1,355,753
Boise Paper Holdings LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B, 7.50%, 2/22/14[1]	968,426	841,078
Georgia-Pacific Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B1, 1.75%-3.295%, 12/20/12[1]	3,846,513	3,402,360

		5,599,191

Telecommunication Services—4.3%
Diversified Telecommunication Services—2.8%
FairPoint Communications, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche A, 3.063%, 3/31/14[1]	3,500,000	1,846,250
Tranche B, 5.75%, 3/31/15[1]	5,236,974	2,476,340
Hawaiian Telcom Communications, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche C, 4.685%, 6/1/14[1]	4,000,000	1,857,144
F9 | OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Diversified Telecommunication Services Continued
IPC Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 3.47%, 5/31/14[1]	$4,644,807	$2,430,781
ITC DeltaCom Communications, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 5.22%, 7/12/13[1]	2,472,079	1,516,620
Time Warner Telecom, Sr. Sec. Credit Facilities Term Loan, Tranche B, 2.52%, 1/7/13[1]	1,811,086	1,634,506

		11,761,641

Wireless Telecommunication Services—1.5%
MetroPCS Wireless, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 2.813%-3.438%, 11/4/13[1]	2,402,806	2,192,894
Telesat Canada, Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.52%-4.27%, 10/23/14[1]	4,548,720	3,998,002
Telesat Canada, Sr. Sec. Credit Facilities Term Loan, Delayed Draw, Tranche B, 4.22%, 10/23/14[1]	390,682	343,382

		6,534,278

Utilities—6.6%
Electric Utilities—6.6%
Bosque Power Co. LLC, Sr. Sec. Credit Facilities Term Loan, 7.025%, 1/16/15[1]	5,964,290	4,065,660
Calpine Construction Finance Co. LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.22%, 8/26/09[1]	4,947,644	4,922,906
Kelson Energy, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.47%, 3/8/13[1]	8,822,860	6,906,341
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 4.72%, 8/16/13[1]	2,000,000	1,225,000
Liberty Electric Power LLC, Sr. Sec. Credit Facilities Term Loan, 4.22%, 10/30/14[1]	6,351,844	4,890,920
MACH Gen LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 5.449%, 2/15/15[1,2]	1,079,062	640,243
MACH Gen LLC, Sr. Sec. Credit Facilities Letter of Credit Term Loan, 3.468%, 2/22/14[1]	742,567	557,853
TPF Generation Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Letter of Credit Term Loan, 3.22%, 12/15/13[1]	329,275	298,111
TPF Generation Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Revolving Credit Loan, Tranche R1, 3.22%, 12/15/13[1,2]	103,221	93,452
TPF Generation Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.518%, 12/15/13[1]	966,699	875,208
Texas Competitive Electric Holdings Co. LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B3, 3.50%-4.033%, 10/10/14[1]	4,922,531	3,257,665

		27,733,359

Total Corporate Loans (Cost $551,239,055)		396,410,989
F10 | OPPENHEIMER MASTER LOAN FUND, LLC

	Principal
	Amount	Value

Loan Participations—0.9%
Riverside Energy Center LLC/Rocky Mountain Energy Center LLC, Sr. Sec. Credit Facilities Term Loan, 5.424%, 6/24/11[1,2]	$2,749,236	$2,522,424
Rocky Mountain Energy Corp., Sr. Sec. Credit Facilities Letter of Credit Term Loan, 5.424%, 6/24/11[1,2]	240,537	220,693
Rocky Mountain Energy Corp., Sr. Sec. Credit Facilities Term Loan, 5.424%, 6/24/11[1,2]	1,259,232	1,155,345

Total Loan Participations (Cost $4,238,383)		3,898,462

Corporate Bonds and Notes—0.1%
Wellman, Inc., 5% Cv. Nts., 1/30/19[2] (Cost $4,402,331)	973,000	593,530

	Shares

Common Stocks—0.0%
Wellman, Inc.[2,4] (Cost $0)	973	—

Investment Company—6.0%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.80%[5,6] (Cost $25,341,563)	25,341,563	25,341,563

Total Investments, at Value (Cost $585,221,332)	100.9%	426,244,544
Liabilities in Excess of Other Assets	(0.9)	(3,968,482)

Net Assets	100.0%	$422,276,062

Footnotes to Statement of Investments
1.	Represents the current interest rate for a variable or increasing rate security.

2.	Illiquid security. The aggregate value of illiquid securities as of March 31, 2009 was $38,396,805, which represents 9.09% of the Fund’s net assets. See Note 7 of accompanying Notes.

3.	Issue is in default. See Note 1 of accompanying Notes.

4.	Non-income producing security.

5.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares			Shares
	September 30,	Gross	Gross	March 31,
	2008	Additions	Reductions	2009

Oppenheimer Institutional Money Market Fund, Cl. E	7,669,931	95,100,000	77,428,368	25,341,563

			Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E			$25,341,563	$129,089
6.	Rate shown is the 7-day yield as of March 31, 2009.
F11 | OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The market value of the Fund’s investments was determined based on the following inputs as of March 31, 2009:

	Investments	Other Financial
Valuation Description	in Securities	Instruments*

Level 1—Quoted Prices	$25,341,563	$—
Level 2—Other Significant Observable Inputs	400,309,451	—
Level 3—Significant Unobservable Inputs	593,530	—

Total	$426,244,544	$—

*	Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
See accompanying Notes to Financial Statements.
F12 | OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF ASSETS AND LIABILITIES Unaudited
March 31, 2009

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $559,879,769)	$400,902,981
Affiliated companies (cost $25,341,563)	25,341,563

426,244,544
Cash	5,853,136
Receivables and other assets:
Investments sold	6,993,314
Interest, dividends and principal paydowns	1,680,386
Other	4,370

Total assets	440,775,750

Liabilities
Payables and other liabilities:
Investments purchased	17,845,712
Shares of beneficial interest redeemed	44,877
Directors’ compensation	836
Shareholder communications	298
Other	607,965

Total liabilities	18,499,688

Net Assets	$422,276,062

See accompanying Notes to Financial Statements.
F13 | OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended March 31, 2009

Investment Income
Interest	$23,533,524
Dividends from affiliated companies	129,089
Other income	225,813

Total investment income	23,888,426

Expenses
Management fees	645,307
Legal and auditing fees	87,700
Custodian fees and expenses	78,317
Directors’ compensation	7,528
Shareholder communications	5,845
Other	7,323

Total expenses	832,020
Less waivers and reimbursements of expenses	(8,230)

Net expenses	823,790

Net Investment Income	23,064,636

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from unaffiliated companies	(22,093,351)
Swap contracts	570,313

Net realized loss	(21,523,038)
Net change in unrealized depreciation on:
Investments	(99,818,895)
Swap contracts	(646,368)

Net change in unrealized depreciation	(100,465,263)

Net Decrease in Net Assets Resulting from Operations	$(98,923,665)

See accompanying Notes to Financial Statements.
F14 | OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Period
	Ended	Ended
	March 31, 2009	September 30,
	(Unaudited)	2008[1]

Operations
Net investment income	$23,064,636	$36,356,701
Net realized loss	(21,523,038)	(10,794,150)
Net change in unrealized depreciation	(100,465,263)	(58,511,525)

Net decrease in net assets resulting from operations	(98,923,665)	(32,948,974)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Proceeds from member contributions	1,224,652	788,379,290
Payments for member withdrawals	(14,081,267)	(221,473,974)

	(12,856,615)	566,905,316

Net Assets
Total increase (decrease)	(111,780,280)	533,956,342
Beginning of period	534,056,342	100,000[2]

End of period	$422,276,062	$534,056,342

See accompanying Notes to Financial Statements.

1.	For the period from October 31, 2007 (commencement of operations) to September 30, 2008.

2.	Reflects the value of the Manager’s initial seed money on October 18, 2007.
F15 | OPPENHEIMER MASTER LOAN FUND, LLC

FINANCIAL HIGHLIGHTS

	Six Months	Period
	Ended	Ended
	March 31, 2009	September 30,
	(Unaudited)	2008[1]

Total Return, at Net Asset Value[2]	(18.50)%	(6.50)%

Ratios/Supplemental Data
Ratios to average net assets:[3]
Net investment income	10.72%	7.56%
Total expenses	0.39%[4]	0.39%[4]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.39%	0.37%

Portfolio turnover rate	20%	53%

1.	For the period from October 31, 2007 (commencement of operations) to September 30, 2008.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2009	0.39%
Period Ended September 30, 2008	0.41%
See accompanying Notes to Financial Statements.
F16 | OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Master Loan Fund, LLC (the “Fund”) is organized as a Delaware limited liability company and registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund’s investment objective is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     Shares of the Fund are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the “Securities Act”). Investments in the Fund may only be made by “accredited investors” within the meaning of Regulation D under the Securities Act, including other investment companies. The Fund currently offers one class of shares.
     For federal income tax purposes, the Fund qualifies as a partnership, and each investor in the Fund is treated as the owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Fund. Accordingly, as a “pass-through” entity, the Fund pays no dividends or capital gain distributions.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Directors or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to
F17 | OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.
     In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     Fair valued securities may be classified as “Level 3” if the valuation primarily reflects the Manager’s own assumptions about the inputs that market participants would use in valuing such securities.
     There have been no significant changes to the fair valuation methodologies during the period.
F18 | OPPENHEIMER MASTER LOAN FUND, LLC

Loans. Under normal market conditions, the Fund will invest at least 80% of its net assets in loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so directly as an original lender or by assignment or directly through participation agreements on certain derivative instruments. While many of these loans will be collateralized, the Fund can also invest in uncollateralized loans. Loans are often issued in connection with recapitalizations, acquisitions, leveraged buy-outs, and refinancing of borrowers. The loans often pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates although the Fund can also invest in loans with fixed interest rates.
     As of March 31, 2009, securities with an aggregate market value of $396,410,989, representing 93.9% of the Fund’s net assets were comprised of loans, of which $38,396,805 representing 9.09% of the Fund’s net assets, were illiquid.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the borrower or issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2009, securities with an aggregate market value of $7,413,914, representing 1.76% of the Fund’s net assets, were in default.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investments With Off-Balance Sheet Market Risk. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund’s Statement of Assets and Liabilities.
Use of Leverage. Derivatives typically have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
F19 | OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Federal Taxes. The Fund, as an entity, will not be subject to U.S. federal income tax. The Fund will be treated for U.S. federal income tax purposes as a partnership, and not as an association taxable as a corporation. Therefore, a tax provision is not required. Each member is required for U.S. federal income tax purposes to take into account, in its taxable year with which (or within which a taxable year of the Fund ends), its distributive share of all items of Fund income, gains, losses, and deductions for such taxable year of the Fund. A member must take such items into account even if the Fund does not distribute cash or other property to such member during its taxable year.
     Although the Fund is treated as a partnership for Federal tax purposes, it is intended that the Fund’s assets, income and distributions will be managed in such a way that investment in the Fund would not cause an investor that is a regulated investment company under Subchapter M of the Code (“RIC”) to fail that qualification.
Directors’ Compensation. The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of directors’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent
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on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2009		Period Ended September 30, 2008[1,2]
	Shares	Amount	Shares	Amount

Contributions	160,128	$1,224,652	79,421,408	$788,379,290
Withdrawals	(1,871,807)	(14,081,267)	(22,294,587)	(221,473,974)

Net increase (decrease)	(1,711,679)	$(12,856,615)	57,126,821	$566,905,316

1.	For the period from October 31, 2007 (commencement of operations) to September 30, 2008.

2.	The Fund sold 10,000 shares at a value of $100,000 to the Manager upon seeding of the Fund on October 18, 2007.
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in Oppenheimer Institutional Money Market Fund, for the six months ended March 31, 2009, were as follows:

	Purchases	Sales

Investment securities	$89,538,700	$78,940,342
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate of 0.30%.

Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2009, the Fund paid no fees to OFS for services to the Fund.
Offering and Organizational Costs. The Manager paid all initial offering and organizational costs associated with the registration and seeding of the Fund.
Waivers and Reimbursements of Expenses. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investments in IMMF. During the six months ended March 31, 2009, the Manager waived $8,230 for management fees.
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Swap Contracts
The Fund may enter into privately negotiated agreements with a counterparty to exchange or “swap” payments at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. As derivative contracts, swaps typically do not have an associated cost at contract inception. At initiation, contract terms are typically set at market value such that the value of the swap is $0. If a counterparty specifies terms that would result in the contract having a value other than $0 at initiation, one counterparty will pay the other an upfront payment to equalize the contract. Subsequent changes in market value are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. Contract types may include credit default, interest rate, total return, and currency swaps.
     Swaps are marked to market daily using quotations primarily from pricing services, counterparties or brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) is comprised of the change in the valuation of the swap combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. Any payment received or paid to initiate a contract is recorded as a cost of the swap in the Statement of Assets and Liabilities and as a component of unrealized gain or loss on the Statement of Operations until contract termination; upon contract termination, this amount is recorded as realized gain or loss on the Statement of Operations. Excluding amounts paid at contract initiation as described above, the Fund also records any periodic payments received from (paid to) the counterparty, including at termination, as realized gain (loss) on the Statement of Operations.
     Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty fails to make a payment when due or otherwise defaults under the terms of the contract. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the performance of the asset or non-asset reference. Liquidity risk is the risk that the Fund may be unable to close the contract prior to its termination.

Credit Default Swap Contracts. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the “reference asset”).
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     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.
     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.
     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.
     Risks of credit default swaps include credit, market and liquidity risk. Additional risks include but are not limited to: the cost of paying for credit protection if there are no credit events or the cost of selling protection when a credit event occurs (paying the notional amount to the protection buyer); and pricing transparency when assessing the value of a credit default swap.
     As of March 31, 2009, the Fund had no such credit default swaps outstanding.
6. Loan Commitments
Pursuant to the terms of certain credit agreements, the Fund can have unfunded loan commitments. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the amount of unfunded loan commitments.
     As of March 31, 2009, the Fund had no such unfunded loan commitments outstanding.
7. Illiquid Securities
As of March 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
8. Borrowings
The Fund can borrow money, in amounts up to one third of the value of its total assets at the time of the borrowings, to fund redemptions, but may not used borrowed money to make investments. Borrowing money will subject the Fund to greater costs than funds that do not borrow, and may also make the Fund’s share price more sensitive to interest changes. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations. The Fund entered into a Credit Agreement (the “Agreement”) with a bank which enables it to participate in a committed borrowing facility that permits borrowings of up to $50 million. Interest is charged to the Fund, based on its borrowings, at applicable rates. The Fund pays an annual commitment fee on the amount of the unused portion of the total facility size. The Fund has the right to prepay such loans and terminate its participation in the credit facility at any time upon prior notice.
As of March 31, 2009, the Fund had no such borrowings outstanding. Details of the fees paid for the six months ended March 31, 2009 are as follows:

Fees Paid	$31,389
9. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund’s financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund’s financial statements and related disclosures.
10. Pending Litigation
During 2009, a number of complaints have been filed in federal courts against the Manager, the Distributor, and certain of the funds in the Oppenheimer family of funds (the “Defendant Funds”) advised by the Manager and distributed by the Distributor. The complaints naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs are seeking class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The complaints against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified
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damages, equitable relief and an award of attorneys’ fees and litigation expenses. Additionally, a complaint has been brought in state court against the Manager, the Distributor and another subsidiary of the Manager (but not the Fund), on behalf of the Oregon College Savings Plan Trust. The complaint alleges breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seeks compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other complaints have been filed in state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those complaints relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff ”). Those lawsuits, in 2008 and 2009, allege a variety of claims including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief, and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the individual Trustees named in those suits. The Manager believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it and that no estimate can be made with any degree of certainty as to the amount or range of any potential loss. The Manager also believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund.
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PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
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Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Master Loan Fund LLC

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer
Date: 05/14/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer
Date: 05/14/2009

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer
Date: 05/14/2009